Label	Element	Value
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ambeac_SupplementTextBlock
Supplement Dated March 15, 2013

To the Prospectus and Statement of Additional Information dated December 31, 2012

The information below supplements the Prospectus and Statement of Additional Information dated December 31, 2012, and is in addition to any other supplement(s).

Effective March 15, 2013, the Retirement Class of the American Beacon Zebra Global Equity Fund and the American Beacon Zebra Small Cap Equity Fund (collectively the “Zebra Funds”) will be terminated.  Information related to Retirement Class shares of the Zebra Funds has been included in the Prospectus and Statement of Additional Information.  However, Retirement Class shares of the Zebra Funds have never been offered for purchase.

Effective immediately, all references to the Retirement Class in the Prospectus and Statement of Additional Information are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Zebra Global Equity Fund